Accounts and Other Receivables (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts and Other Receivables [Abstract]
Trade receivables	[1]	$ 6,689	$ 1,988
Interest and other		122	98
Trade and other current receivables		$ 6,811	$ 2,086	$ 2,938

[1]	Trade receivables are derived primarily from the environmental consulting business (AEG).